Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other Non-Financial Liabilities
30. Other
Non-Financial
Liabilities
Current financial and
non-financial
liabilities comprise the following:

€ thousand	December 31, 2022	December 31, 2021
Liabilities due to customers	15,166	1,888
Loan related fee’s	782	0
Liabilities for payroll, social security and payroll tax	482	435
Other	228	0
Total	16,658	2,323
Liabilities due to customers includes payments received from customers where the underlying agreements do not constitute a contract within the meaning of IFRS 15.9. The liability is recognized as other liabilities, rather than contract liabilities, until a contract according to IFRS 15.9 exists or the requirements of IFRS 15.15 for recognition in profit or loss are met. During the year ended December 31, 2022, total payments received related to such contracts totaled €15,984 thousand (2021: €1,888 thousand, 2020: €0) and revenue of €2,661 thousand was recognized (2021: € 0 thousand, 2020: €0).